Note 7- Fair Value Measurements - Recurring Fair Value Measurements (Details) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Commodity futures – financial liabilities, net	$ (10,188,780)	$ (7,407,000)
Total	(10,188,780)	(7,407,000)
Fair Value, Inputs, Level 1 [Member]
Commodity futures – financial liabilities, net		(7,407,400)
Total	$ (10,188,780)	$ (7,407,400)